RELATED PARTIES BALANCES AND TRANSACTIONS - Borrowing from related parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,438	$ 42,147	$ 73,073
Related party
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	2,438	42,147	73,073
Related party | Shanghai Longruan Business Consulting Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Total			72,307
Related party | Lang Wide Investment Inc
RELATED PARTIES BALANCES AND TRANSACTIONS
Total		25,000
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,438	$ 17,147	$ 766